Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Comprehensive Income (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Parent Company Statements of Comprehensive Income [Line Items]
Revenue		$ 219,971
Cost of revenue		(214,249)
Gross profit		5,722
General and administrative expenses	447,987	260,403
Financial expenses	(815)	(23)
Reverse of impairment	(4,460,000)
Income (loss) from operation	4,012,828	(254,658)
Other income (expenses), net	464	(394)
Share of income of subsidiaries, consolidated VIE, and VIE’s subsidiaries	(3,797,691)	2,795,731
Income before income tax expense	215,601	2,540,679
Income tax expense
Net income	215,601	2,540,679
Other Comprehensive income (loss):
Foreign currency translation income (loss)	1,163,245	(100,093)
Total comprehensive income	$ 1,378,846	$ 2,440,586